Fair Value Disclosures (Fair Value Measured on Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Carrying Value
Impaired loans	$ 278	$ 149
Foreclosed real estate	50	82
Valuation Adjustments
Impaired loans	(89)	(30)
Foreclosed real estate	$ (221)	$ (190)